Rights of use of assets (Details 3) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Rights of use of assets
Right-of-use interests	$ (651)	$ (630)
Results from short-term leases	(184)	(144)
Results from variable leases not recognized as lease liabilities	$ (834)	$ (912)